PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2019
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

10. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software and related accumulated depreciation and amortization are as follows:

	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	US$
			(Note 3)
Office buildings	69,341,652	69,341,652	9,960,305
Computers and equipment	84,134,612	5,181,577	744,287
Leasehold improvements	10,365,904	9,359,857	1,344,459
Office furniture and fixtures	6,194,658	1,787,549	256,765
Motor vehicles	7,038,397	5,031,201	722,687
Software	15,832,264	14,542,095	2,088,842
Less: accumulated depreciation and amortization	(175,555,042)	(89,974,366)	(12,924,009)
Less: property, equipment and software, net, held-for-sale	—	(14,051,044)	(2,018,306)
Net book value	17,352,445	1,218,521	175,030

Depreciation and amortization charges for the years ended December 31, 2017, 2018 and 2019 amounting to RMB5.3 million, RMB3.7  million and RMB2.8 million (US$0.4 million), respectively. In 2019, the Group has disposed large quantity of computers and equipment which are not in-use and the value of these assets have been fully depreciated or impaired in the past. The Group has recorded a gain on disposal of property, equipment and software amounting to RMB0.02 million, RMB0.2 million, RMB2.2 million (US$0.3 million), as other income, net for the years ended December 31, 2017, 2018 and 2019. The office buildings were mortgaged as collateral for the convertible notes and entrusted bank loan in 2015 (see Note 19 and Note 16). Property, equipment and software classified as held-for-sale represents office buildings held by The9 Computer, C9I Shanghai and Shanghai Kaie which are in the process of disposal as of December 31, 2019 (see Note 7).